Guarantees - Additional Information (Detail) (USD $)									3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Popular, Inc. Holding Co. Debt Securities Payable	Dec. 31, 2010 Popular, Inc. Holding Co. Debt Securities Payable	Dec. 31, 2011 Loans With Recourse [Member]	Dec. 31, 2010 Loans With Recourse [Member]	Dec. 31, 2011 Serviced Mortgage Loans [Member]	Dec. 31, 2010 Serviced Mortgage Loans [Member]	Dec. 31, 2011 Serviced Mortgage Loans [Member] Loans With Recourse [Member]	Dec. 31, 2010 Serviced Mortgage Loans [Member] Loans With Recourse [Member]	Dec. 31, 2011 Serviced Mortgage Loans [Member] Loans With Recourse [Member]	Dec. 31, 2010 Serviced Mortgage Loans [Member] Loans With Recourse [Member]	Dec. 31, 2011 Serviced Mortgage Loans [Member] Puerto Rico Banking Subsidiaries Loans Serviced Under Representation Warranties [Member]	Dec. 31, 2010 Serviced Mortgage Loans [Member] Puerto Rico Banking Subsidiaries Loans Serviced Under Representation Warranties [Member]	Dec. 31, 2011 Serviced Mortgage Loans [Member] Puerto Rico Banking Subsidiaries Loans Serviced Under Representation Warranties [Member]	Dec. 31, 2010 Serviced Mortgage Loans [Member] Puerto Rico Banking Subsidiaries Loans Serviced Under Representation Warranties [Member]	Dec. 31, 2011 Serviced Mortgage Loans For Which Loan Originator Discharged From Repurchae Obligation And Claim [Member]	Dec. 31, 2011 Financial Standby Letter of Credit	Dec. 31, 2010 Financial Standby Letter of Credit	Dec. 31, 2011 Guarantee on loans sold or serviced with representation and warranties E Loan [Member]	Dec. 31, 2010 Guarantee on loans sold or serviced with representation and warranties E Loan [Member]	Dec. 31, 2009 Guarantee on loans sold or serviced with representation and warranties E Loan [Member]	Dec. 31, 2011 Guarantee on loans sold or serviced with representation and warranties Popular Financial Holdings Incorporation [Member]	Dec. 31, 2010 Guarantee on loans sold or serviced with representation and warranties Popular Financial Holdings Incorporation [Member]	Dec. 31, 2009 Guarantee on loans sold or serviced with representation and warranties Popular Financial Holdings Incorporation [Member]	Dec. 31, 2011 Guarantee Type, Other Popular, Inc. Holding Co. Capital securities (trust preferred securities)	Dec. 31, 2010 Guarantee Type, Other Popular, Inc. Holding Co. Capital securities (trust preferred securities)
Guarantor Obligations [Line Items]
Guarantees, unamortized balance of the obligations			$ 700,000,000	$ 600,000,000														$ 500,000	$ 500,000							$ 1,400,000,000	$ 1,400,000,000
Proceeds Received From Third Party To Be Released Or Discharged From And Against Any Liability Related To Loan																	15,000,000
Unpaid Principal Balance F D I C Agreement	3,500,000
Repurchased Loans									0	0	241,000,000	121,000,000	0	0	22,000,000	0
Liability for estimated credit loss related to loans sold or serviced									59,000,000	54,000,000	59,000,000	54,000,000					8,500,000			10,625,000	30,659,000	33,294,000	1,084,000	8,058,000	9,405,000
Funds Advanced To Investors Under Servicing Agreements	32,000,000	24,000,000
Mortgage loans serviced					3,500,000,000	4,000,000,000	17,300,000,000	18,400,000,000
Losses Recorded From Reps Warrants Repurchases															$ 2,500,000